15008436

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

NOV 04 2015

Washington, DC 20549

CERT NAS

File No. 001-37618

Electronic Mail Only

November 4, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 3, 2015 The Nasdaq Stock Market (the "Exchange") received from GenSight Biologics S.A. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing one
ordinary share, nominal value €0.025 per share

Ordinary shares, nominal value €0.025 per share[1]

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

[1] Not for trading, but only in connection with the listing of the American Depositary Shares on The NASDAQ Stock Market LLC.